UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09243
                                                     --------------------
                            THE GABELLI UTILITY TRUST
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              ONE CORPORATE CENTER,
                            RYE, NEW YORK 10580-1422
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 BRUCE N. ALPERT
                               GABELLI FUNDS, LLC
                              ONE CORPORATE CENTER,
                            RYE, NEW YORK 10580-1422
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------
                   Date of fiscal year end: DECEMBER 31, 2003
                                            -----------------
                     Date of reporting period: JUNE 30, 2003
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.
                                                                [LOGO OMITTED]
                                                                THE GABELLI
                                                                UTILITY TRUST

                         THE GABELLI UTILITY TRUST INC.

                               Semi-Annual Report
                                  June 30, 2003
TO OUR SHAREHOLDERS,

      We are changing the way we provide portfolio managers' commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of shareholder reports in a filing with the Securities and Exchange Commission on form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we are removing their commentary from the financial statements and sending it to you separately. As a result, this commentary will no longer be considered part of a Fund's financial report and therefore will not be subject to the officers' certifications.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                    Sincerely yours,


                                                    /S/ BRUCE N. ALPERT
                                                    Bruce N. Alpert
                                                    Chief Operating Officer
August 8, 2003                                      Gabelli Funds, LLC

                            THE GABELLI UTILITY TRUST
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2003 (UNAUDITED)

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
             COMMON STOCKS -- 87.9%
             AGRICULTURE -- 0.0%
     20,000  Cadiz Inc.+ ..........$     3,000  $     2,700
                                   -----------  -----------
             COMMUNICATIONS EQUIPMENT -- 0.2%
     60,000  Furukawa Electric
               Co. Ltd. ...........    419,016      195,877
                                   -----------  -----------
             ENERGY AND UTILITIES: ELECTRIC -- 21.0%
    220,000  AES Corp.+ ...........  1,072,514    1,397,000
     20,000  Calpine Corp.+ .......     52,600      132,000
     55,000  Cinergy Corp. ........  1,727,502    2,023,450
     20,000  Cleco Corp. ..........    364,947      346,400
     80,000  DPL Inc. .............  1,547,470    1,275,200
     19,000  DTE Energy Co. .......    807,570      734,160
     90,000  Edison International+   1,037,120    1,478,700
    160,000  El Paso Electric Co.+   1,462,191    1,972,800
     22,000  FPL Group Inc. .......  1,192,215    1,470,700
     44,000  Great Plains
               Energy Inc. ........     19,607    1,270,720
     55,000  Maine Public
               Service Co. ........  1,750,455    1,788,050
    170,000  Northeast Utilities ..  3,354,147    2,845,800
     55,000  SCANA Corp. ..........  1,694,645    1,885,400
    118,000  TECO Energy Inc. .....  1,863,891    1,414,820
     22,000  UIL Holdings Corp. ...    966,711      892,100
     20,000  Unisource Energy Corp.    236,625      376,000
                                   -----------  -----------
                                    20,050,210   21,303,300
                                   -----------  -----------
             ENERGY AND UTILITIES: INTEGRATED -- 35.6%
    162,000  Allegheny Energy Inc.   1,462,197    1,368,900
     13,000  ALLETE Inc. ..........    222,463      345,150
     75,000  Alliant Energy Corp. .  1,256,310    1,427,250
    150,000  Aquila Inc. ..........    423,832      387,000
        500  Avista Corp. .........      5,575        7,075
     18,000  Central Vermont Public
               Service Corp. ......    327,361      351,900
     48,000  CH Energy Group Inc. .  2,186,400    2,160,000
    165,000  CMS Energy Corp. .....  1,334,352    1,336,500
     75,000  Constellation Energy
               Group Inc. .........  2,109,100    2,572,500
      2,000  Dominion Resources Inc.    80,310      128,540
    180,000  DQE Inc. .............  3,128,555    2,712,600
    150,000  Duke Energy Corp. ....  2,884,145    2,992,500
    100,000  El Paso Corp. ........  1,049,809      808,000
     13,000  Empire District
               Electric Co. .......    259,961      282,750
     32,000  Energy East Corp. ....    595,433      664,320
      5,000  Entergy Corp. ........    140,415      263,900
      8,979  FirstEnergy Corp. ....    287,099      345,243
     83,666  Florida Public
               Utilities Co. ......  1,051,557    1,367,939
     20,000  Green Mountain
               Power Corp. ........    416,731      400,000
     30,000  MGE Energy Inc. ......    816,100      941,400
    110,000  Mirant Corp.+ ........    900,482      319,000
      5,000  NiSource Inc. ........    103,120       95,000

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
     45,000  NiSource Inc. (Sails)+ $   90,000  $    99,900
     64,000  NSTAR ................  2,729,958    2,915,200
      6,000  Otter Tail Corp. .....    167,121      161,880
     50,000  PG&E Corp.+ ..........    625,746    1,057,500
     10,000  PNM Resources Inc. ...    185,900      267,500
     45,000  Progress Energy Inc. .  1,959,850    1,975,500
     40,000  Progress Energy
               Inc., CVO+ .........     20,800        4,200
     12,000  Puget Energy Inc. ....    266,242      286,440
     30,000  Sierra Pacific
               Resources+ .........    227,798      178,200
     30,000  TXU Corp. ............    483,015      673,500
     10,000  Unitil Corp. .........    271,147      241,000
     10,000  Vectren Corp. ........    245,531      250,500
    215,000  Westar Energy Inc. ...  3,192,547    3,489,450
     10,000  Wisconsin Energy Corp.    257,794      290,000
      7,000  WPS Resources Corp. ..    204,319      281,400
    175,000  Xcel Energy Inc. .....  3,004,875    2,632,000
                                   -----------  -----------
                                    34,973,950   36,081,637
                                   -----------  -----------
             ENERGY AND UTILITIES: NATURAL GAS -- 14.9%
     33,000  AGL Resources Inc. ...    805,954      839,520
      3,000  Atmos Energy Corp. ...     66,880       74,400
     13,800  Cascade Natural
               Gas Corp. ..........    295,987      263,580
      3,000  Chesapeake Utilities
               Corp. ..............     55,515       67,800
     29,800  Delta Natural Gas
               Co. Inc. ...........    496,324      700,002
     40,000  Dynegy Inc., Cl. A+ ..    250,000      168,000
      1,000  EnergySouth Inc. .....     26,780       32,800
     38,000  National Fuel Gas Co.     890,728      989,900
     90,000  Nicor Inc. ...........  1,982,877    3,339,900
     15,000  NUI Corp. ............    174,468      232,800
     65,000  ONEOK Inc. ...........  1,121,404    1,275,950
     19,000  Peoples Energy Corp. .    665,481      814,910
     20,000  Piedmont Natural
               Gas Co. Inc. .......    588,123      776,200
      3,000  RGC Resources Inc. ...     59,164       70,020
    115,000  SEMCO Energy Inc. ....  1,528,444      669,300
    102,566  Southern Union Co.+ ..  1,458,095    1,737,468
    145,000  Southwest Gas Corp. ..  3,596,118    3,071,100
                                   -----------  -----------
                                    14,062,342   15,123,650
                                   -----------  -----------
             ENERGY AND UTILITIES: WATER -- 5.3%
     12,000  American States
               Water Co. ..........    266,713      327,600
     11,000  Artesian Resources Corp.,
               Cl. A ..............    257,250      395,989
     20,500  BIW Ltd. .............    385,069      372,075
     20,520  California Water
               Service Group ......    566,928      577,022
      7,500  Connecticut Water
               Service Inc. .......    146,455      191,625
     38,500  Middlesex Water Co. ..    801,886      948,640
     20,066  Pennichuck Corp. .....    489,727      495,630
     12,000  Philadelphia
               Suburban Corp. .....    183,101      292,560
     18,300  SJW Corp. ............  1,768,527    1,560,075

                See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES: WATER (CONTINUED)
      5,512  Southwest Water Co.   $    52,058  $    77,003
      6,000  York Water Co. .......    108,269       98,520
                                   -----------  -----------
                                     5,025,983    5,336,739
                                   -----------  -----------
             ENVIRONMENTAL SERVICES -- 0.1%
     18,000  Catalytica Energy
               Systems Inc.+ ......    179,986       48,600
                                   -----------  -----------
             EQUIPMENT AND SUPPLIES -- 0.0%
     10,000  Capstone Turbine
               Corp.+ .............     13,980       10,900
                                   -----------  -----------
             EXCHANGE TRADED FUNDS -- 2.1%
     28,000  Utilities HOLDRs Trust  2,015,370    2,088,800
                                   -----------  -----------
             METALS AND MINING -- 0.5%
      6,168  Fording Canadian Coal
               Trust (New York) ...    132,561      111,764
     19,532  Fording Canadian Coal
               Trust (Toronto) ....    389,730      350,750
                                   -----------  -----------
                                       522,291      462,514
                                   -----------  -----------
             SATELLITE -- 0.6%
     50,000  General Motors Corp.,
               Cl. H+ .............    870,553      640,500
                                   -----------  -----------
             TELECOMMUNICATIONS -- 6.6%
     45,000  BellSouth Corp. ......  1,411,141    1,198,350
     30,000  BT Group plc, ADR ....  1,094,015    1,009,800
     24,000  CenturyTel Inc. ......    910,440      836,400
    140,000  Cincinnati Bell Inc.+     953,620      938,000
     18,000  Citizens Communications
               Co.+ ...............    132,130      232,020
      2,000  Commonwealth Telephone
               Enterprises Inc.+ ..     65,002       87,940
     19,788  D&E Communications
               Inc. ...............    231,091      226,573
      9,000  Deutsche Telekom
               AG, ADR+ ...........    162,149      136,800
      2,000  France Telecom SA, ADR     22,799       49,300
     40,000  Touch America
               Holdings Inc.+ .....     38,488        2,680
     49,000  Verizon Communications
               Inc. ...............  1,876,164    1,933,050
      2,045  WilTel Communications
               Inc.+ ..............     53,256       30,143
                                   -----------  -----------
                                     6,950,295    6,681,056
                                   -----------  -----------
             WIRELESS COMMUNICATIONS -- 1.0%
     39,000  mm02 plc, ADR+ .......    405,354      359,970
     35,000  Nextel Communications Inc.,
               Cl. A+ .............    460,343      632,800
                                   -----------  -----------
                                       865,697      992,770
                                   -----------  -----------
             TOTAL COMMON
              STOCKS .............. 85,952,673   88,969,043
                                   -----------  -----------

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
             PREFERRED STOCKS -- 1.2%
             TELECOMMUNICATIONS -- 1.2%
     23,000  Citizens Communications Co.,
               5.000% Cv. Pfd. ....$ 1,094,616 $  1,219,000
                                   ----------- ------------
   PRINCIPAL
    AMOUNT
   ---------
             CORPORATE BONDS -- 0.8%
             ENERGY AND UTILITIES: INTEGRATED -- 0.8%
$ 1,100,000  Mirant Corp., Sub. Deb. Cv.,
               2.500%, 06/15/21+ ..    833,029      825,000
                                   ----------- ------------

             REPURCHASE AGREEMENT -- 10.0%
 10,089,000  Agreement with State Street Bank
               and Trust Co., 1.080%, dated
               06/30/03, due 07/01/03,
               proceeds at maturity,
               $10,089,303 (a) .... 10,089,000   10,089,000
                                   ----------- ------------
TOTAL INVESTMENTS -- 99.9% ........$97,969,318 $101,102,043
                                   ===========

OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 0.1% ....................      150,362
                                               ------------

NET ASSETS -- 100.0%
  (15,282,735 shares outstanding) ............ $101,252,405
                                               ============
NET ASSET VALUE
   ($101,252,405 (DIVIDE) 15,282,735
     shares outstanding) .....................        $6.63
                                                      =====
-----------------------
             For Federal tax purposes:
             Aggregate cost .................. $ 97,227,406
                                               ============
             Gross unrealized appreciation ... $ 10,072,345
             Gross unrealized depreciation ...   (6,197,708)
                                               ------------
             Net unrealized appreciation ..... $  3,874,637
                                               ============
-----------------------
(a) Collateralized by U.S. Treasury Note, 3.375%, due 04/30/04, market value $10,293,821.
 +    Non-income producing security.
ADR - American Depository Receipt.
CVO - Contingent Value Obligation.

                 See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2003 (UNAUDITED)

ASSETS:
   Investments, at value (Cost $97,969,318) ...     $ 101,102,043
   Cash .......................................               757
   Dividends and interest receivable ..........           308,141
   Receivable for investments sold ............           489,920
   Other assets ...............................             3,465
                                                    -------------
   TOTAL ASSETS ...............................       101,904,326
                                                    -------------
LIABILITIES:
   Payable for investments purchased ..........           182,918
   Payable for investment advisory fees .......            83,812
   Payable for audit and legal fees ...........            19,118
   Other accrued expenses .....................           366,073
                                                    -------------
   TOTAL LIABILITIES ..........................           651,921
                                                    -------------
   NET ASSETS applicable to 15,282,735
     shares outstanding .......................     $ 101,252,405
                                                    =============
NET ASSETS CONSIST OF:
   Shares of beneficial interest, at par value      $      15,283
   Additional paid-in capital .................       103,846,628
   Accumulated net investment loss ............        (4,686,805)
   Accumulated net realized loss on investments        (1,055,344)
   Net unrealized appreciation on investments .         3,132,643
                                                    -------------
   TOTAL NET ASSETS ...........................     $ 101,252,405
                                                    =============
   NET ASSET VALUE
     ($101,252,405 / 15,282,735 shares outstanding;
     unlimited number of shares authorized of
     $0.001 par value) ........................             $6.63
                                                            =====

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes $4,647)     $  1,582,099
   Interest ..............................          106,091
                                               ------------
   TOTAL INVESTMENT INCOME ...............        1,688,190
                                               ------------
EXPENSES:
   Investment advisory fees ..............          462,568
   Shareholder communications expenses ...          146,113
   Shareholder services fees .............          123,155
   Payroll ...............................           66,335
   Trustees' fees ........................           22,582
   Legal and audit fees ..................           17,718
   Custodian fees ........................            7,448
   Miscellaneous expenses ................           48,770
                                               ------------
   TOTAL EXPENSES ........................          894,689
                                               ------------
   LESS: CUSTODIAN FEE CREDIT ............             (147)
                                               ------------
   NET EXPENSES ..........................          894,542
                                               ------------
   NET INVESTMENT INCOME .................          793,648
                                               ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized loss on investments ......       (1,635,388)
   Net change in unrealized appreciation
     on investments ......................       11,593,255
                                               ------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS ......................        9,957,867
                                               ------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .....................     $ 10,751,515
                                               ============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED
                                                                          JUNE 30, 2003        YEAR ENDED
                                                                           (UNAUDITED)      DECEMBER 31, 2002
                                                                        ----------------    -----------------
OPERATIONS:
   Net investment income ...........................................     $     793,648      $   1,448,624
   Net realized loss on investments ................................        (1,635,388)         3,644,126
   Net change in unrealized appreciation/depreciation on investments        11,593,255        (11,989,550)
                                                                         -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .        10,751,515         (6,896,800)
                                                                         -------------      -------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   Net investment income ...........................................          (793,648)        (1,475,143)
   Net realized gain on investments ................................                --         (4,760,629)
   Return of capital ...............................................        (4,686,805)        (3,261,058)
                                                                         -------------      -------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ................        (5,480,453)        (9,496,830)
                                                                         -------------      -------------
TRUST SHARE TRANSACTIONS:
   Net increase in net assets from common shares
     issued in rights offering .....................................                --         27,737,238
   Net increase in net assets from common shares issued upon
     reinvestment of dividends and distributions ...................           870,263          1,570,082
                                                                         -------------      -------------
   NET INCREASE IN NET ASSETS FROM TRUST SHARE TRANSACTIONS ........           870,263         29,307,320
                                                                         -------------      -------------
   NET INCREASE IN NET ASSETS ......................................         6,141,325         12,913,690
                                                                         -------------      -------------
NET ASSETS:
   Beginning of period .............................................        95,111,080         82,197,390
                                                                         -------------      -------------
   End of period ...................................................     $ 101,252,405      $  95,111,080
                                                                         =============      =============

                 See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION.   The  Gabelli  Utility  Trust  (the  "Utility  Trust")  is  a
closed-end, non-diversified management investment company organized as a Delaware business trust on February 25, 1999 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose primary objective is long-term growth of capital and income. The Utility Trust had no operations prior to July 9, 1999, other than the sale of 10,000 shares of beneficial interest for $100,000 to The Gabelli Equity Trust Inc. (the "Equity Trust") at $10.00 per share. On July 9, 1999, the Utility Trust had a 4 for 3 stock split making the balance of Utility Trust shares held by the Equity Trust as 13,333. On July 9, 1999, the Equity Trust contributed $79,487,260 in cash and securities in exchange for shares of the Utility Trust, and on the same date distributed such shares to Equity Trust shareholders of record on July 1, 1999 at the rate of one share of the Utility Trust for every ten shares of the Equity Trust. Investment operations commenced on July 9, 1999.

Effective August 1, 2002, the Fund modified its non-fundamental investment policy to increase, from 65% to 80%, the portion of its assets that it will invest, under normal market conditions, in common stocks and other securities of foreign and domestic companies involved in providing products, services or equipment for (i) the generation or distribution of electricity, gas and water and (ii) telecommunications services or infrastructure operations (the "80% Policy").

The 80% Policy may be changed without shareholder approval. However, the Fund has adopted a policy to provide shareholders with at least 60 days' notice of the implementation of any change in the 80% Policy.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Utility Trust in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees so determines, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded in foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or markets. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price on that day. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

     REPURCHASE AGREEMENTS. The Utility Trust may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with

                            THE GABELLI UTILITY TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Trustees. Under the terms of a typical repurchase agreement, the Utility Trust takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Utility Trust to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Utility Trust's holding period. The Utility Trust will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Utility Trust in each agreement. The Utility Trust will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Utility Trust may be delayed or limited.

     SECURITIES SOLD SHORT. A short sale involves selling a security which the Utility Trust does not own. The proceeds received for short sales are recorded as liabilities and the Utility Trust records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Utility Trust records a realized gain or loss when the short position is closed out. By entering into a short sale, the Utility Trust bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Utility Trust on the ex-dividend date and interest expense is recorded on the accrual basis.

     FOREIGN CURRENCY TRANSLATION. The books and records of the Utility Trust are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Utility Trust and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for as of the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

     PROVISION FOR INCOME TAXES. The Utility Trust intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

     Dividends and interest from non-U.S. sources received by the Utility Trust are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Utility Trust intends to undertake any procedural steps required to claim the benefits of such treaties.

                            THE GABELLI UTILITY TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Utility Trust has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Utility Trust will pay the Adviser on the first business day of each month a fee for the previous month equal on an annual basis to 1.00% of the value of the Utility Trust's average daily net assets. In accordance  with the  Advisory  Agreement,  the  Adviser  provides a  continuous investment program for the Utility Trust's portfolio and oversees the administration of all aspects of the Utility Trust's business and affairs.

     During the six months ended June 30, 2003, Gabelli & Company, Inc. received $26,975 in brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Utility Trust.

     The cost of calculating the Trust's net asset value per share is a Trust expense pursuant to the Investment Advisory Agreement between the Trust and the Adviser. During the six months ended June 30, 2003, the Gabelli Utility Trust reimbursed the Adviser $17,400 in connection with the cost of computing the Trust's net asset value.

4.  PORTFOLIO  SECURITIES.   Cost  of  purchases  and  proceeds  from  sales  of
securities, other than short-term securities, for the six months ended June 30, 2003 aggregated $13,736,614 and $2,710,040, respectively.

5. CAPITAL. The Board of Trustees of the Utility Trust has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board of Trustees may determine from time to time) from the net asset value of the shares. During the six months ended June 30, 2003, the Utility Trust did not repurchase any shares of beneficial interest in the open market.

     On May 22, 2002, the Utility Trust distributed one transferable right for each of the 11,294,893 common shares outstanding to shareholders of record on that date. Three rights were required to purchase one additional common share at the subscription price of $7.50 per share. The subscription period expired on June 27, 2002. The rights offering was fully subscribed resulting in the issuance of 3,764,965 common shares and proceeds of $28,237,239 to the Utility Trust, prior to the deduction of estimated expenses of $500,000. The net asset value per share of the Utility Trust common shareholders was enhanced by approximately $0.15 per share as a result of the issuance of shares above net asset value.

     Transactions in shares of beneficial interest were as follows:

                                               SIX MONTHS ENDED
                                                 JUNE 30, 2003                 YEAR ENDED
                                                  (UNAUDITED)               DECEMBER 31, 2002
                                             ----------------------     ------------------------
                                             Shares         Amount       Shares          Amount
                                             -------       --------     ---------    -----------
Shares issued in rights offering ...........      --             --     3,764,965    $27,737,239
Shares issued upon reinvestment
  of dividends and distributions ........... 102,243       $870,263       185,730      1,570,081
                                             -------       --------     ---------    -----------
Net increase ............................... 102,243       $870,263     3,950,695    $29,307,320
                                             =======       ========     =========    ===========

6. INDUSTRY CONCENTRATION. Because the Utility Trust primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. SUBSEQUENT EVENTS. On July 31, 2003, the Gabelli Utility Trust issued two series of Preferred Shares valued at a total of $55 million. The issuance consists of $30 million of 5.625% Series A Cumulative Preferred Shares and $25 million of Series B Auction Market Preferred Shares.

                            THE GABELLI UTILITY TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     On August 12, 2003, the Gabelli Utility Trust announced the terms of a Rights Offering. The record date for the Rights Offering is August 20, 2003. Pursuant to the Offer, the Trust will distribute to shareholders of record one transferable Right for each share of its common stock held on the record date. Three Rights will enable a shareholder to purchase one additional share of stock at $7.00 per share, without brokerage commissions. Rights may be exercised at any time during the subscription period. The Rights are transferable, with the subscription period commencing on August 20, 2003 (the record date) and terminating 34 days later on September 23, 2003 (the expiration date), unless extended up to ten business days thereafter.

                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UTILITY TRUST COMMON SHARE    SIX MONTHS ENDED            YEAR ENDED DECEMBER 31,         PERIOD ENDED
OUTSTANDING THROUGHOUT EACH PERIOD:                 JUNE 30, 2003   ------------------------------------      DECEMBER 31,
                                                     (UNAUDITED)      2002          2001          2000          1999 (a)
                                                  ----------------  --------      --------       -------      ------------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ..............$   6.27       $  7.32      $  8.21        $  7.62          $  7.50
                                                      --------       -------      -------        -------          -------
   Net investment income .............................    0.05          0.11         0.12(e)        0.15             0.08
   Net realized and unrealized gain
      (loss) on investments ..........................    0.65         (0.62)       (0.32)(e)       1.44            0.19
                                                      --------       -------      -------        -------          -------
   Total from investment operations ..................    0.70         (0.51)       (0.20)          1.59             0.27
                                                      --------       -------      -------        -------          -------
CHANGE IN NET ASSET VALUE FROM TRANSACTIONS IN
  SHARES OF BENEFICIAL INTEREST:
   Increase in net asset value from shares
      issued in rights offering ......................      --          0.15           --             --               --
   Increase in net asset value from
      Trust share transactions .......................    0.02          0.03         0.01             --              --
                                                      --------       -------      -------        -------          -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .............................   (0.05)        (0.11)       (0.21)         (0.06)           (0.08)
   Net realized gain on investments ..................      --         (0.36)       (0.49)         (0.94)           (0.07)
   Return of capital .................................   (0.31)        (0.25)          --             --               --
                                                      --------       -------      -------        -------          -------
   Total distributions ...............................   (0.36)        (0.72)       (0.70)         (1.00)           (0.15)
                                                      --------       -------      -------        -------          -------
   NET ASSET VALUE, END OF PERIOD ....................$   6.63       $  6.27      $  7.32        $  8.21          $  7.62
                                                      ========       =======      =======        =======          =======
   Net asset value total return+ .....................   10.29%        (6.79)%      (3.15)%        22.01%            3.62%
                                                      ========       =======      =======        =======          =======
   Market value, end of period .......................$   9.61       $  8.72      $  9.33        $  8.75          $  7.63
                                                      ========       =======      =======        =======          =======
   Total investment return++ .........................   14.95%         1.70%       15.82%         29.95%            3.70%
                                                      ========       =======      =======        =======          =======
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ..............$101,252       $95,111      $82,197        $90,669          $83,330
   Ratio of net investment income to
      average net assets (c) .........................    1.72%(b)      1.65%        1.57%          1.88%            2.27%(b)
   Ratio of operating expenses to
      average net assets (c)(d) ......................    1.93%(b)      1.93%        2.00%          1.95%            1.85%(b)
   Portfolio turnover rate ...........................       3%           29%          41%            92%              37%

 --------------------------
+ Based on net asset value per share, adjusted for reinvestment of distributions. Total return for the periods of less than one year is not annualized.
++ Based on market value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the periods of less than one year is not annualized.
(a)  The Gabelli Utility Trust commenced operations on July 9, 1999.
(b)  Annualized.
(c) During the period ended December 31, 1999, the Utility Trust's administrator voluntarily reimbursed certain expenses. If such reimbursement had not occurred, the annualized ratios of net investment income and operating expenses to average net assets would have been 1.85% and 2.17%, respectively.
(d) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits for the six months ended June 30, 2003 and the year ended December 31, 2002, 2001, and 2000, the expense ratios would be 1.93%, 1.93%, 2.00% and 1.93%, respectively.
(e)  2001's net investment income per share and net realized and unrealized gain
     (loss) on investments were originally presented in the Financial Highlights without regard to the character of distributions paid during the year. Amounts as previously reported of $0.61 and $(0.81), respectively, have been revised to reflect reclassification of amounts based on the character of 2001 distributions.

                 See accompanying notes to financial statements.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLAN

ENROLLMENT IN THE PLAN

   It is the policy of The Gabelli Utility Trust ("Utility Trust") to automatically reinvest dividends. As a "registered" shareholder you automatically become a participant in the Utility Trust's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Utility Trust to issue shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Utility Trust. Plan participants may send their stock certificates to EquiServe Trust Company ("EquiServe") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

                            The Gabelli Utility Trust
                                  c/o EquiServe
                                 P.O. Box 43011
                            Providence, RI 02940-3011

   Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan may contact EquiServe at 1 (800) 336-6983.

   SHAREHOLDERS WISHING TO LIQUIDATE REINVESTED SHARES held at EquiServe must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

   If your shares are held in the name of a broker, bank or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

   The number of shares of Common Stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Utility Trust's Common Stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of Common Stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Utility Trust's Common Stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next trading day. If the net asset value of the Common Stock at the time of valuation exceeds the market price of the Common Stock, participants will receive shares from the Utility Trust valued at market price. If the Utility Trust should declare a dividend or capital gains distribution payable only in cash, EquiServe will buy Common Stock in the open market, or on the New York Stock Exchange or elsewhere, for the participants' accounts, except that EquiServe will endeavor to terminate purchases in the open market and cause the Utility Trust to issue shares at net asset value if, following the commencement of such purchases, the market value of the Common Stock exceeds the then current net asset value.

   The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

   The Utility Trust reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by EquiServe on at least 90 days' written notice to participants in the Plan.

VOLUNTARY CASH PURCHASE PLAN

   The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Utility Trust. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

   Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to EquiServe for investments in the Utility Trust's shares at the then current market price. Shareholders may send an amount from $250 to $10,000. EquiServe will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. EquiServe will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to EquiServe, P.O. Box 43011, Providence, RI 02940-3011 such that EquiServe receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment in the following month. A payment may be withdrawn without charge if notice is received by EquiServe at least 48 hours before such payment is to be invested.

   For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Utility Trust.

                              TRUSTEES AND OFFICERS
                            THE GABELLI UTILITY TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES

Mario J. Gabelli, CFA
  CHAIRMAN AND CHIEF INVESTMENT OFFICER,
  GABELLI ASSET MANAGEMENT INC.

Dr. Thomas E. Bratter
  PRESIDENT, JOHN DEWEY ACADEMY

Anthony J. Colavita
  ATTORNEY-AT-LAW,
  ANTHONY J. COLAVITA, P.C.

James P. Conn
  FORMER MANAGING DIRECTOR AND CHIEF INVESTMENT OFFICER,
  FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Vincent D. Enright
  FORMER SENIOR VICE PRESIDENT AND
  CHIEF FINANCIAL OFFICER,
  KEYSPAN ENERGY CORP.

Frank J. Fahrenkopf, Jr.
  PRESIDENT AND CHIEF EXECUTIVE OFFICER,
  AMERICAN GAMING ASSOCIATION

John D. Gabelli
  SENIOR VICE PRESIDENT,
  GABELLI & COMPANY, INC.

Robert J. Morrissey
  ATTORNEY-AT-LAW
  MORRISSEY, HAWKINS & LYNCH

Karl Otto Pohl
  FORMER PRESIDENT, DEUTSCHE BUNDESBANK

Anthony R. Pustorino
  CERTIFIED PUBLIC ACCOUNTANT,
  PROFESSOR EMERITUS, PACE UNIVERSITY

Salvatore J. Zizza
  CHAIRMAN, HALLMARK ELECTRICAL SUPPLIES CORP.


OFFICERS

Bruce N. Alpert
  PRESIDENT

Gus Coutsouros
  VICE PRESIDENT & TREASURER

David I. Schachter
  VICE PRESIDENT & OMBUDSMAN

James E. McKee
  SECRETARY

INVESTMENT ADVISOR
Gabelli Funds, LLC
One Corporate Center
Rye, New York  10580-1422

CUSTODIAN
Boston Safe Deposit and Trust Company

COUNSEL
Skadden, Arps, Slate, Meagher & Flom, LLP

TRANSFER AGENT AND REGISTRAR
EquiServe Trust Company

STOCK EXCHANGE LISTING
                                          COMMON
                                          ------
NYSE-Symbol:                                GUT
Shares Outstanding:                     15,282,735

The Net Asset Value appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Sunday's The New York Times and in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value may be obtained each day by calling (914) 921-5071.

--------------------------------------------------------------------------------
  For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Utility Trust may, from time to time, purchase shares of its common stock in the open market when the Utility Trust shares are trading at a discount of 10% or more from the net asset value of the shares. The Utility Trust may also, from time to time, purchase shares of its Cumulative Preferred Stock in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

THE GABELLI UTILITY TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

SEMI-ANNUAL REPORT
JUNE 30, 2003

                                                                     GBFUF SA/03




ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).




(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) THE GABELLI UTILITY TRUST
            -------------------------------------------------------------

By (Signature and Title)*  /S/ BRUCE N. ALPERT
                           ----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       09/03/03
    ---------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ BRUCE N. ALPERT
                           ----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       09/03/03
    ---------------------------------------------------------------------


By (Signature and Title)*  /S/ GUS A. COUTSOUROS
                           ----------------------------------------------
                           Gus A. Coutsouros, Principal Financial Officer

Date                       09/03/03
    ---------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.